WARRANTS FOR COMMON STOCK (Roll-Forward of Warrant Liabilitiy from Initial Valuation) (Details) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Warrant Liability [Line Items]
Fair value of warrant liability, beginning balance	$ 3,061,750	$ 550,000
Fair value of warrant liability		152,000
Gain as a result of change in fair value	(2,511,750)
Loss as a result of change in fair value		1,183,543
Fair value, ending balance	550,000	4,173,140
Upon partial conversion of December 14, 2011 Notes [Member]
Warrant Liability [Line Items]
Fair value, ending balance	152,100
Upon issuance - May 15, 2012 [Member]
Warrant Liability [Line Items]
Fair value, ending balance	1,841,000
Upon maturity of August 9, 2012 Notes [Member]
Warrant Liability [Line Items]
Fair value, ending balance	92,750
Upon issuance - November 9, 2012 [Member]
Warrant Liability [Line Items]
Fair value, ending balance	$ 353,747